RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 4,281,497	R$ 3,182,758
Current	1,744,074	1,865,626
Non-current	2,537,423	1,317,132
State Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	1,492,575	1,130,843
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	2,729,606	1,862,828
Other Taxes [Member]
IfrsStatementLineItems [Line Items]
Total recoverable taxes	R$ 59,316	R$ 189,087